497(d)
                                                                       333-17671

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JANUARY 7, 2010 TO THE CURRENT PROSPECTUS FOR


Paramount Life(SM)                        Survivorship Incentive Life(SM)
IL Protector(R)                           Incentive Life(R) '02
Incentive Life(R) COLI                    Survivorship Incentive Life(SM) '02
Incentive Life(R) COLI '04                Incentive Life(R) '06
Corporate Owned Incentive Life(SM)        Incentive Life Legacy(R)
Incentive Life Plus(R)                    Incentive Life Legacy(R) II
Survivorship 2000                         Survivorship Incentive Life Legacy(SM)
Incentive Life(R) 2000                    Incentive Life(R) Optimizer(SM)
Champion 2000                             The Champion
Special Offer Policy                      SP-1
Incentive Life(R) '99                     Basic Policy
Survivorship Incentive Life(SM) '99       Expanded Policy
Incentive Life(R)

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below. Certain Portfolios may not be available under your contract.


CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST

PORTFOLIO SUB-ADVISER CHANGE

Effective on or about December 28, 2009, AllianceBernstein L.P. replaced SSgA Funds Management, Inc. as the Sub-Adviser to the Multimanager Aggressive Equity, Multimanager Large Cap Core Equity and Multimanager Large Cap Value Portfolios.

AXA Equitable Life Insurance Company will continue to be the Investment Manager of the Portfolios. See "About the Portfolios of the Trusts" in your Prospectus for more information.








    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved. Incentive Life Legacy(R), Incentive Life Legacy(R) II, Incentive Life(R) '06,
          Incentive Life(R), IL Protector(R) and Incentive Life Plus(R)
                are issued by and are registered service marks of
                     AXA Equitable Life Insurance Company.
      Paramount Life(SM), IL COLI(SM), Incentive Life(SM), Optimizer(SM),
  Survivorship Incentive Life(SM), Survivorship Incentive Life Legacy(SM), and
            Corporate Owned Incentive Life(SM) are service marks of
                     AXA Equitable Life Insurance Company.

    Copyright 2010 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

EVM-101 (1/10)                                         Catalog No. 143819 (1/10)
NB/IF (AR)                                                                x02876